SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,339,736	$ 3,093,612
Equity securities in investee companies	178,357	189,403
Derivative liability	4,033,574	4,196,125
Total	8,551,667	7,479,140
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	4,339,736	3,093,612
Equity securities in investee companies	42,857	57,143
Derivative liability
Total	4,382,593	3,150,755
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Equity securities in investee companies	135,500	132,260
Derivative liability	4,033,574	4,196,125
Total	$ 4,169,074	$ 4,328,385